Equity and Redeemable Preferred Stock - Additional Information (Details) $ / shares in Units, $ in Millions				1 Months Ended
	Jul. 03, 2023 shares	Jul. 01, 2022 USD ($) $ / shares shares	Mar. 31, 2021 day $ / shares	Mar. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Mar. 31, 2022 $ / shares	Jul. 31, 2020 shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)					5,000,000
Mandatory preferred convertible shares outstanding (in shares)					215,000	215,000	215,000	75,000
Convertible preferred stock, shares issued (in shares)					215,000	215,000
Mandatory Convertible Preferred Stock
Class of Stock [Line Items]
Mandatory preferred convertible shares authorized (in shares)					2,300,000
Mandatory preferred convertible shares outstanding (in shares)					0
Convertible preferred stock, shares issued (in shares)					0					2,300,000
Convertible preferred stock, shares issued upon conversion (in shares)	4.4523
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Equity per share price (in usd per share) | $ / shares		$ 10,000
Debt instrument conversion, conversion price (in usd per share) | $ / shares									$ 85
Common stock , conversion, if volume weighted average price, percentage exceeds applicable conversion price			150.00%
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be convertible into common stock | day			20
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be convertible into common stock | day			30
Series B Convertible Preferred Stock | Private Placement
Class of Stock [Line Items]
Proceeds from common stock and preferred stock options exercised in full | $		$ 1,400
Series B-1 Convertible Preferred Stock
Class of Stock [Line Items]
Mandatory preferred convertible shares outstanding (in shares)					75,000
Convertible preferred stock, shares issued (in shares)					75,000
Equity per share price (in usd per share) | $ / shares			$ 10,000	$ 10,000
Default on payment obligation, cure period				30 days
Default on payment obligation, dividend rate, quarterly increase, percentage				2.00%
Preferred stock, accretion of redemption value, period				10 years
Series B-1 Convertible Preferred Stock | Minimum
Class of Stock [Line Items]
Preferred stock, default on payment obligation, dividend rate, percentage				8.00%
Series B-1 Convertible Preferred Stock | Maximum
Class of Stock [Line Items]
Preferred stock, default on payment obligation, dividend rate, percentage				14.00%
Series B-1 Convertible Preferred Stock | Private Placement
Class of Stock [Line Items]
Shares issued and sold (in shares)				75,000
Proceeds from common stock and preferred stock options exercised in full | $				$ 750
Series B-2 Convertible Preferred Stock
Class of Stock [Line Items]
Mandatory preferred convertible shares outstanding (in shares)					140,000
Convertible preferred stock, shares issued (in shares)					140,000
Series B-2 Convertible Preferred Stock | Private Placement
Class of Stock [Line Items]
Shares issued and sold (in shares)		140,000
Common Stock
Class of Stock [Line Items]
Preferred stock, shares converted (in shares)	10,240,290